TRADE RECEIVABLES - Summary of Changes in Allowance for Doubtful Accounts (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Beginning balance	$ 506,076	$ 199,833
Increases		382,542
Gain on net monetary position	(282,430)	(67,442)
Increases, net of recoveries	219,391
Decreases	(16,227)	(8,857)
Ending balance	$ 426,810	$ 506,076